CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest income
Loans, including fees	$ 11,996	$ 12,681
Mortgage-backed securities	110	132
Other securities	25	29
Interest-bearing deposits and other	258	308
Total interest income	12,389	13,150
Interest expense
Deposits	1,190	1,341
Borrowings	238	277
Total interest expense	1,428	1,618
Net interest income	10,961	11,532
Provision for loan losses	343	580
Net interest income after provision for loan losses	10,618	10,952
Non-interest income
Net gains on sales of loans	28	55
Earnings on bank-owned life insurance	93	91
Net gain (loss) on sales of REO	207	(14)
Valuation adjustment for REO	(87)	(101)
Other	273	313
Total non-interest income	514	344
Non-interest expense
Employee compensation and benefits	4,859	5,353
Occupancy and equipment	610	552
Legal fees	94	35
Outside service fees	198	140
Data processing	429	457
Audit and accounting	252	263
FDIC insurance premiums	230	230
Franchise and other taxes	261	269
Foreclosure and REO expense, net	180	160
Other	929	951
Total non-interest expense	8,042	8,410
Income before income taxes	3,090	2,886
Federal income tax expense (benefit)
Current	646	1,056
Deferred	375	(104)
Total federal income taxes	1,021	952
NET INCOME	$ 2,069	$ 1,934
EARNINGS PER SHARE
Basic and diluted (in dollars per share)	$ 0.25	$ 0.23